CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues [Abstract]
REVENUES		$ 2,950	$ 2,950
COSTS ASSOCIATED WITH REVENUES		3,300	3,300
Gross Loss		(350)	(350)
OPERATING EXPENSES:
Mine and exploration costs	189,650	102,513	2,232,191	624,950
Professional fees	2,991	49,504	210,896	208,720
Administrative consulting fees	65,000	65,000	240,000	260,000
Legal and accounting fees	24,123	78,348	216,028	341,667
Other general and administrative	29,410	75,193	260,337	828,692
Total Operating Expenses	311,174	370,558	3,159,452	2,264,029
LOSS FROM OPERATIONS	(311,174)	(370,908)	(3,159,802)	(2,264,029)
OTHER INCOME (EXPENSE):
Interest income	13	2	20	23
Gain (loss) on derivative instruments		3,693	(767,940)
Loss on debt extinguishment	(122,110)	(84,270)	(80,396)	(220,703)
Interest expense - related party	(982)	(2,456)	(4,438)	(3,521)
Interest expense	(13,758)	(100,859)	(495,181)	(355,243)
Total Other Income (Expense)	(136,837)	(183,890)	(1,347,935)	(579,444)
LOSS BEFORE PROVISION FOR INCOME TAXES	(448,011)	(554,798)	(4,507,737)	(2,843,473)
PROVISION FOR INCOME TAXES
NET LOSS	$ (448,011)	$ (554,798)	$ (4,507,737)	$ (2,843,473)
Basic and Diluted Per Share Data:
Net Loss Per Share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average Common Shares Outstanding:
Basic and diluted	377,048,749	296,586,821	318,237,726	280,599,695